Financial instruments - Additional information (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 9,015	$ 8,495	$ 9,256
Equity shares and quoted funds	354	279
Borrowings	22,031	12,442
Financial and general covenants	3,921	3,945
Forecast
Disclosure of detailed information about financial instruments [line items]
Expected unconditional guaranteed royalty payments to be received	104
Financial assets measured at fair value through other comprehensive income, category
Disclosure of detailed information about financial instruments [line items]
Equity shares and quoted funds	279	221
Level 1 | Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	3,033	4,893
Equity shares and quoted funds	$ 119	96
Level 3
Disclosure of detailed information about financial instruments [line items]
Percentage change in forecast electricity prices	10.00%
Increase in carrying value of renewable power purchase agreements due to forecast electricity prices	$ 569	499
Decrease in carrying value of renewable power purchase agreements due to forecast electricity prices	$ 570	500
Change in coal spot price	15.00%
Increase in carrying value of forward contract due to coal spot price assumptions	$ 25	24
Decrease in carrying value of forward contract due to decrease in spot price	122	61
Level 3 | Discounted cash flows | Forward Electricity Price And Energy Volume | Renewable power purchase agreements
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(4)	(111)
Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Equity shares and quoted funds	235	183
Level 3 | Royalty receivables | Discounted cash flows | Forward Commodity Price And Mine Production, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 265	$ 252